QRAFT AI-Enhanced U.S. Next Value ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.7%
COMMUNICATION SERVICES – 12.2%
AT&T, Inc.	16,125	$452,306
Discovery, Inc., Class A*	1,453	42,151
DISH Network Corp., Class A*	874	36,612
John Wiley & Sons, Inc., Class A	356	20,926
News Corp., Class A	1,686	41,526
Nexstar Media Group, Inc., Class A	173	25,443
TEGNA, Inc.	840	14,885
ViacomCBS, Inc., Class A	1,641	73,074
Yelp, Inc.*	1,649	61,673
		768,596
CONSUMER DISCRETIONARY – 19.8%
2U, Inc.*	579	25,129
Advance Auto Parts, Inc.	282	59,801
American Eagle Outfitters, Inc.	1,140	39,296
AutoNation, Inc.*	321	38,947
Bed Bath & Beyond, Inc.*	607	17,324
BorgWarner, Inc.	814	39,870
Capri Holdings Ltd.*	649	36,545
Dick's Sporting Goods, Inc.	553	57,589
Dillard's, Inc., Class A	191	35,005
Foot Locker, Inc.	1,048	59,799
Ford Motor Co.*	9,865	137,617
Gap, Inc. (The)	1,799	52,477
Goodyear Tire & Rubber Co. (The)*	1,632	25,639
Hyatt Hotels Corp., Class A*	190	15,175
KB Home	420	17,825
Kohl's Corp.	1,005	51,054
Lennar Corp., Class A	757	79,598
Macy's, Inc.*	1,988	33,796
MDC Holdings, Inc.	312	16,636
Meritage Homes Corp.*	225	24,430
Mohawk Industries, Inc.*	191	37,226
Penske Automotive Group, Inc.	379	33,579
PulteGroup, Inc.	813	44,609
PVH Corp.*	343	35,885
Ralph Lauren Corp.	426	48,359
Rent-A-Center, Inc./TX	724	41,427
Signet Jewelers Ltd.	226	14,541
Skechers USA, Inc., Class A*	1,082	58,082
Toll Brothers, Inc.	469	27,798
Urban Outfitters, Inc.*	1,035	38,481
		1,243,539
CONSUMER STAPLES – 6.7%
Flowers Foods, Inc.	1,351	31,830
Ingredion, Inc.	255	22,391
J M Smucker Co. (The)	299	39,202
Kroger Co. (The)	2,500	101,750
Post Holdings, Inc.*	259	26,506
Sanderson Farms, Inc.	91	17,002
Tyson Foods, Inc., Class A	882	63,028
Walgreens Boots Alliance, Inc.	2,577	121,506
		423,215

QRAFT AI-Enhanced U.S. Next Value ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY – 4.3%
ConocoPhillips	3,106	$174,122
HollyFrontier Corp.	574	16,876
Phillips 66	1,075	78,937
		269,935
FINANCIALS – 13.0%
Associated Banc-Corp.	736	14,573
Bank of America Corp.	7,483	287,048
Bank of New York Mellon Corp. (The)	2,105	108,049
M&T Bank Corp.	344	46,044
Popular, Inc.	318	23,138
PROG Holdings, Inc.	636	27,838
Wells Fargo & Co.	6,813	312,989
		819,679
HEALTH CARE – 12.6%
Alkermes PLC*	2,292	59,294
Anthem, Inc.	612	235,014
Bio-Rad Laboratories, Inc., Class A*	90	66,556
CVS Health Corp.	3,042	250,539
Henry Schein, Inc.*	472	37,831
Integer Holdings Corp.*	149	14,586
Jazz Pharmaceuticals PLC*	375	63,570
Nektar Therapeutics, Class A*	1,043	16,469
Sage Therapeutics, Inc.*	250	10,932
United Therapeutics Corp.*	224	40,752
		795,543
INDUSTRIALS – 11.3%
ABM Industries, Inc.	317	14,737
Acuity Brands, Inc.	238	41,741
AGCO Corp.	365	48,220
CACI International, Inc., Class A*	89	23,759
JetBlue Airways Corp.*	1,425	21,076
ManpowerGroup, Inc.	323	38,301
MSC Industrial Direct Co., Inc., Class A	347	30,942
Oshkosh Corp.	316	37,778
Raytheon Technologies Corp.	3,480	302,586
Snap-on, Inc.	202	44,032
Spirit Airlines, Inc.*	726	19,588
Textron, Inc.	707	48,790
UniFirst Corp./MA	104	22,648
WESCO International, Inc.*	185	19,693
		713,891
INFORMATION TECHNOLOGY – 17.4%
3D Systems Corp.*	799	22,005
Amkor Technology, Inc.	961	23,679
Avnet, Inc.	453	18,718
Dolby Laboratories, Inc., Class A	602	58,454
Hewlett Packard Enterprise Co.	3,934	57,043
Insight Enterprises, Inc.*	331	33,226
Intel Corp.	9,160	492,075
Juniper Networks, Inc.	2,711	76,288
Kulicke & Soffa Industries, Inc.	375	20,385

QRAFT AI-Enhanced U.S. Next Value ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Concluded)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Onto Innovation, Inc.*	287	$20,113
Tower Semiconductor Ltd.*	518	14,426
Viasat, Inc.*	619	30,727
Vishay Intertechnology, Inc.	1,015	22,462
VMware, Inc., Class A*	757	116,381
Western Digital Corp.*	953	61,878
Xerox Holdings Corp.	1,223	29,511
		1,097,371
MATERIALS – 2.4%
Huntsman Corp.	743	19,622
International Flavors & Fragrances, Inc.	642	96,711
Reliance Steel & Aluminum Co.	198	31,116
		147,449
TOTAL COMMON STOCKS
(Cost $6,377,816)		6,279,218

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	11,170	11,170
TOTAL SHORT TERM INVESTMENTS
(Cost $11,170)		11,170
TOTAL INVESTMENTS – 99.9%
(Cost $6,388,986)		6,290,388
Other Assets in Excess of Liabilities – 0.1%		8,671
TOTAL NET ASSETS – 100.0%		$6,299,059

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.